Employee Benefit Plans (Schedule Of Estimated Benefits Expected To Be Paid) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 581
2014	618
2015	656
2016	695
2017	732
2018-2022	4,172
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	108
2014	112
2015	115
2016	119
2017	124
2018-2022	662
Contributed to the other benefit plans	149	137
Approximate contribution expected to be paid	109
Federal Subsidy [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	(6)
2014	(7)
2015	(7)
2016	(8)
2017	(8)
2018-2022	(42)
Pensions Benefits Member
Defined Benefit Plan Disclosure [Line Items]
Contributed to the other benefit plans	282
Approximate contribution expected to be paid	$ 327